Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Reconciliation of the changes in property and equipment assets
The following table reconciles the changes in TransGlobe's property and equipment assets:

($000s)	PNG	Other
Cost	Assets	Assets	Total
Balance at December 31, 2016	$625,893	$14,572	$640,465
Additions	20,301	953	21,254
Changes in estimate for asset retirement obligations	(236)	—	(236)
Transfer from exploration and evaluation assets	2,271	—	2,271
Balance at December 31, 2017	648,229	15,525	663,754
Additions	30,832	586	31,418
Changes in estimate for asset retirement obligations	844	—	844
Balance at December 31, 2018	$679,905	$16,111	$696,016

Accumulated depreciation, amortization and impairment losses
Accumulated depletion, depreciation, amortization and impairment losses at December 31, 2016	$415,866	$10,327	$426,193
Depletion, depreciation and amortization for the year	35,984	1,713	37,697
Accumulated depletion, depreciation, amortization and impairment losses at December 31, 2017	451,850	12,040	463,890
Depletion, depreciation and amortization for the year	31,422	992	32,414
Balance at December 31, 2018	$483,272	$13,032	$496,304

Foreign Exchange
Balance at December 31, 2016	$—	$—	$—
Currency translation adjustments	4,602	—	4,602
Balance at December 31, 2017	4,602	—	4,602
Currency translation adjustments	(5,972)	—	(5,972)
Balance at December 31, 2018	$(1,370)	$—	$(1,370)

Net Book Value
At December 31, 2017	$200,981	$3,485	$204,466
At December 31, 2018	$195,263	$3,079	$198,342